Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	35.00%	35.00%
Tax computed at statutory rate	$ 149,963	$ 108,105	$ 120,862
Increase/(decrease) resulting from:
State income taxes, net of federal income tax benefit	24,553	4,753	9,918
Bank-owned life insurance (“BOLI”)	(3,626)	(8,401)	(5,661)
401(k) – employee stock ownership plan (“ESOP”)	(653)	(904)	(824)
Tax-exempt interest	(6,538)	(7,890)	(7,098)
Non-deductible expenses	8,301	7,558	1,079
LIHTC credits and benefits, net of amortization	(7,178)	(5,327)	(6,165)
Other tax credits	(2,825)	(2,480)	(3,886)
Change in valuation allowance – DTA	(73)	(40,473)	(116)
Other changes in unrecognized tax benefits	6,143	46	616
Effect of Tax Act	(6,746)	82,027	0
Other	(3,719)	(5,122)	(1,915)
Total	$ 157,602	$ 131,892	$ 106,810